UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

______________ to ______________

Date of Report (Date of earliest event reported) ___________________

Commission File Number of securitizer: ___________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

_X_ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2020-R5
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Mohit Marria, (212) 626-2300
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third Party Due Diligence Reports Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3. Exhibit

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC and JCIII & Associates, LLC

Schedule 1 – Narrative
Schedule 2 – JCIII Compliance Reports (Compliance Summary)
Schedule 3 – JCIII Compliance Reports (Exception Report)
Schedule 4 – JCIII Compliance Reports (Itemized Report)
Schedule 5 – Tigre Compliance Reports (Loan Level Exception)
Schedule 6 – Tigre Compliance Reports (Exception Standard Report)
Schedule 7 – Clarity Compliance Reports Post-2018 Loans (Loan Level Exceptions)
Schedule 8 – Clarity Compliance Reports Post-2018 Loans (Exception Standard Report)
Schedule 9 – Clarity Compliance Reports Pre-2018 Loans (Loan Level Exceptions)
Schedule 10 – Clarity Compliance Reports Pre-2018 Loans (Exception Standard Report)
Schedule 11 – Data Integrity Report
Schedule 12 – Pay History Securitization Report
Schedule 13 – Servicing Comment Securitization Report
Schedule 14 – Title Review Dashboard
Schedule 15 – Title Review Raw Data
Schedule 16 – Title Report (Title Diligence Summary)
Schedule 17 – Title Report (Title Diligence Exceptions)

99.2	Disclosure required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report (Conditions Summary)
Schedule 3 – Conditions Report (Conditions Detail)
Schedule 4 – Conditions Report (Loan Grades)
Schedule 5 – Conditions Report 33 Loans (Conditions Summary)
Schedule 6 – Conditions Report 33 Loans (Conditions Detail)
Schedule 7 – Conditions Report 33 Loans (Loan Grades)
Schedule 8 – Conditions Report 43 Loans (Conditions Summary)
Schedule 9 – Conditions Report 43 Loans (Conditions Detail)
Schedule 10 – Conditions Report 43 Loans (Loan Grades)
Schedule 11 – Non ATR QM Upload
Schedule 12 – Standard Upload – Securitization
Schedule 13 – Valuations Summary
Schedule 14 – Waived Conditions Summary
Schedule 15 – ASF

99.3	Disclosure required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Narrative
Schedule 2 – Agency Grading Report
Schedule 3 – Exception Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Funding Depositor LLC (Securitizer)
Date: June 25, 2020	By:	/s/ Mohit Marria
Name: Mohit Marria Title: Vice President

EXHIBIT INDEX

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC and JCIII & Associates, LLC

Schedule 1 – Narrative
Schedule 2 – JCIII Compliance Reports (Compliance Summary)
Schedule 3 – JCIII Compliance Reports (Exception Report)
Schedule 4 – JCIII Compliance Reports (Itemized Report)
Schedule 5 – Tigre Compliance Reports (Loan Level Exception)
Schedule 6 – Tigre Compliance Reports (Exception Standard Report)
Schedule 7 – Clarity Compliance Reports Post-2018 Loans (Loan Level Exceptions)
Schedule 8 – Clarity Compliance Reports Post-2018 Loans (Exception Standard Report)
Schedule 9 – Clarity Compliance Reports Pre-2018 Loans (Loan Level Exceptions)
Schedule 10 – Clarity Compliance Reports Pre-2018 Loans (Exception Standard Report)
Schedule 11 – Data Integrity Report
Schedule 12 – Pay History Securitization Report
Schedule 13 – Servicing Comment Securitization Report
Schedule 14 – Title Review Dashboard
Schedule 15 – Title Review Raw Data
Schedule 16 – Title Report (Title Diligence Summary)
Schedule 17 – Title Report (Title Diligence Exceptions)

99.2	Disclosure required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report (Conditions Summary)
Schedule 3 – Conditions Report (Conditions Detail)
Schedule 4 – Conditions Report (Loan Grades)
Schedule 5 – Conditions Report 33 Loans (Conditions Summary)
Schedule 6 – Conditions Report 33 Loans (Conditions Detail)
Schedule 7 – Conditions Report 33 Loans (Loan Grades)
Schedule 8 – Conditions Report 43 Loans (Conditions Summary)
Schedule 9 – Conditions Report 43 Loans (Conditions Detail)
Schedule 10 – Conditions Report 43 Loans (Loan Grades)
Schedule 11 – Non ATR QM Upload
Schedule 12 – Standard Upload – Securitization
Schedule 13 – Valuations Summary
Schedule 14 – Waived Conditions Summary
Schedule 15 – ASF

99.3	Disclosure required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Narrative
Schedule 2 – Agency Grading Report
Schedule 3 – Exception Report